IMPAIRMENT OF LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
IMPAIRMENT OF LONG-TERM ASSETS [Abstract]
Impairment of long-term assets
Impairment of long-term assets as at December 31, 2012, 2011 and 2010 are as follows:

(in thousands of $)	2012	2011	2010
Cost method investment (unlisted) (see note 22)	—	—	3,000
FSRU conversion parts (see note 23)	500	500	1,500
	500	500	4,500